Notes to the unaudited interim condensed consolidated statement of financial position - Changes in the net provision (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes to the unaudited interim condensed consolidated statement of financial position
Provision at beginning of period	€ (755)	€ (1,762)
Gain / (Expense) for the period	2	778
Actuarial gains or losses recognized in other comprehensive income	73	93
Provision at end of period	€ (680)	€ (891)